Investments in Affiliates - Balances of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	¥ 1,376,103	$ 199,516	¥ 1,289,600
Total investment in affiliates	1,491,820	216,293	1,402,083
Kunshan Jingzhao Equity Investment Management Co., Ltd [Member]
Schedule of Investments [Line Items]
Equity investments	8,520	1,235	8,480
Wanjia Win-Win Assets Management Co., Ltd.
Schedule of Investments [Line Items]
Equity investments	91,588	13,279	93,223
Others
Schedule of Investments [Line Items]
Equity investments	15,609	2,263	10,780
Gopher Transform Private Fund
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	104,429	15,141	108,385
Real Estate Funds
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	84,719	12,283	36,033
Private Equity Funds Products
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	1,175,904	170,490	1,133,336
Others Investment
Schedule of Investments [Line Items]
Funds that the Group serves as general partner	¥ 11,051	$ 1,602	¥ 11,846